Share-Based Payment (Details)	1 Months Ended	12 Months Ended
	Jun. 21, 2021 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ₪ / shares shares
Share-Based Payment (Details) [Line Items]
Share options	178,108	106,865	106,865
Share options outstanding		7 years 7 months 6 days	7 years 7 months 6 days
Exercise price per share | (per share)		$ 5	₪ 17.77
Bottom of Range [Member]
Share-Based Payment (Details) [Line Items]
Exercise price per share | (per share)		0.4	1.4
Top of Range [Member]
Share-Based Payment (Details) [Line Items]
Exercise price per share | (per share)		$ 165.1	₪ 610.9